CREDIT CARD AND LOAN RECEIVABLES - Troubled Debt Restructurings (Details) - Consumer Portfolio $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Troubled debt restructurings - credit card receivables
Modifications related to troubled debt restructurings within credit card and loan receivables
Number of Restructurings | item	501,906	201,772
Pre-modification Outstanding Balance	$ 621.4	$ 261.1
Post-modification Outstanding Balance	$ 620.7	$ 260.7
Troubled debt restructurings that subsequently defaulted - credit card receivables
Modifications related to troubled debt restructurings within credit card and loan receivables
Number of Restructurings | item	293,591	98,863
Outstanding Balance	$ 340.5	$ 120.0